SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 162,524
Accumulated depreciation	(45,071)
Carrying amount	117,453
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	128,704
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 33,820